Quarterly Financial Data (Unaudited) Required by Regulation S-X Item 3-02(b)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited) Required by Regulation S-X Item 3-02(b)

Note 22 — Quarterly Financial Data (Unaudited) Required by Regulation S-X Item 3-02(b)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010
Revenues	$178,734	$1,147,219	$1,297,447	$1,287,633
Gross profit	$353,177	$461,941	$762,998	$719,967
Net loss	$(1,067,966)	$(2,257,359)	$(1,415,021)	$(2,076,405)
Loss per common share –
Basic and diluted	$(0.03)	$(0.11)	$(0.04)	$(0.05)
2009
Revenues	$539,137	$569,306	$538,313	$419,428
Gross profit	$406,150	$451,333	$434,792	$315,104
Net loss	$(943,077)	$(1,163,545)	$(671,771)	$(480,824)
Loss per common share –
Basic and diluted	$(0.03)	$(0.03)	$(0.02)	$(0.01)